UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WC Capital Management, LLC
Address: 300 Drake Landing Road, Suite 230

         Greenbrae, CA  94904

13F File Number:  28-10419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron H. Braun
Title:     Managing Member
Phone:     415-925-3710

Signature, Place, and Date of Signing:

     Aaron H. Braun     Greenbrae, CA/USA     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $104,291 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDILA INC                     COM NEW          014384200     5357   949900 SH       SOLE                   949900
ALLSCRIPT MISYS HEALTCAR SOL   COM              01988P108     1544   150000 SH PUT   SOLE                   150000
AVON PRODS INC                 COM              054303102     1923   100000 SH PUT   SOLE                   100000
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103      558    30000 SH       SOLE                    30000
CLOROX CO DEL                  COM              189054109     3574    70000 SH PUT   SOLE                    70000
COMFORCE CORP                  COM              20038K109     3103  2185000 SH       SOLE                  2185000
COMMAND SEC CORP               COM              20050L100     2107   652221 SH       SOLE                   652221
CONSTANT CONTACT INC           COM              210313102      839    60000 SH       SOLE                    60000
CYBERSOURCE CORP               COM              23251J106      592    40000 SH       SOLE                    40000
DG FASTCHANNEL INC             COM              23326R109      563    30000 SH       SOLE                    30000
FIBERNET TELECOM GRP INC       COM PAR $0.001   315653402    16658  1514400 SH       SOLE                  1514400
GSI COMMERCE INC               COM              36238G102      688    52500 SH       SOLE                    52500
HARLEY DAVIDSON INC            COM              412822108     1004    75000 SH PUT   SOLE                    75000
HARRIS INTERACTIVE INC         COM              414549105      564  2255943 SH       SOLE                  2255943
HAWAIIAN HOLDINGS INC          COM              419879101     9497  2546000 SH CALL  SOLE                  2546000
INVERNESS MED INNOVATIONS IN   COM              46126P106      666    25000 SH       SOLE                    25000
JMP GROUP INC                  COM              46629U107      313    65000 SH       SOLE                    65000
KAISER VENTURES LLC UNIT MEMBE COM              XX8R80708     3233   756200 SH       SOLE                   756200
LIONS GATE ENTMNT CORP         COM NEW          535919203    25376  5025000 SH CALL  SOLE                  5025000
MCAFEE INC                     COM              579064106      502    15000 SH       SOLE                    15000
MONARCH CASINO & RESORT INC    COM              609027107     3581   693977 SH       SOLE                   693977
MONARCH CASINO & RESORT INC    COM              609027107     1713   332000 SH CALL  SOLE                   332000
PALM INC NEW                   COM              696643105      749    87200 SH PUT   SOLE                    87200
RADNET INC                     COM              750491102      628   506263 SH       SOLE                   506263
RCN CORP                       COM NEW          749361200      185    50000 SH       SOLE                    50000
REWARDS NETWORK INC            COM              761557107    12708  3630932 SH       SOLE                  3630932
SOURCEFIRE INC                 COM              83616T108      488    67000 SH       SOLE                    67000
SUNRISE TELECOM INC.           COM              86769Y105     3981  6078115 SH       SOLE                  6078115
UNIFI INC                      COM              904677101      871  1361255 SH       SOLE                  1361255
UNITED AMERN HEALTHCARE CORP   COM              90934C105      726   487300 SH       SOLE                   487300